UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707

13F File Number: 28-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard E. Carlson
Title:    President
Phone:    (302) 234-5750

Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE               August 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name
     --------------------            ----

     28-0030                         John W. Bristol & Co., Inc.
     28-2418                         Voyageur Asset Management (MA) Inc.
     28-2588                         Klingenstein Fields & Co. LLC
     28-3877                         Fiduciary Trust Co. Intl.
     28-5814                         Baldwin Brothers
     28-2635                         Gardner, Russo & Gardner
     ---------------------------     -----------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total: $60,156
                                       (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                    FORM 13F INFORMATION TABLE
                                                     BRANDYWINE TRUST COMPANY
                                                         AS OF 6/30/2006
                                 Title of                   Value    Shrs or SH/ PUT/   Investment    Other     VOTING AUTHORITY
       Name of Issuer             Class        CUSIP       (x1000)   Prn Amt Prn CALL   Discretion   Managers         Sole
----------------------------   -------------   ---------   -------   ----------------   ----------   -------- ------------------
3M CO                          COM             88579Y101    $1,373    17,000 SH            Sole        None          17,000
ABBOTT LABS                    COM             002824101    $2,422    55,540 SH            Sole        None          55,540
AMERICAN INTL GROUP INC        COM             026874101      $334     5,650 SH            Sole        None           5,650
AMGEN INC                      COM             031162101      $661    10,134 SH            Sole        None          10,134
ANHEUSER BUSCH COS INC         COM             035229103    $1,523    33,400 SH            Sole        None          33,400
BANK OF AMERICA CORPORATION    COM             060505104      $363     7,549 SH            Sole        None           7,549
BERKSHIRE HATHAWAY INC DEL     CL B            084670207      $253        83 SH            Sole        None              83
BP PLC                         SPONSORED ADR   055622104      $568     8,165 SH            Sole        None           8,165
BROWN & BROWN INC              COM             115236101      $207     7,090 SH            Sole        None           7,090
CAMPBELL SOUP CO               COM             134429109    $9,219   248,418 SH            Sole        None         248,418
CENDANT CORP                   COM             151313103      $183    11,240 SH            Sole        None          11,240
CHEVRON CORP NEW               COM             166764100      $820    13,208 SH            Sole        None          13,208
CHUBB CORP                     COM             171232101      $206     4,136 SH            Sole        None           4,136
CISCO SYS INC                  COM             17275R102      $281    14,401 SH            Sole        None          14,401
CITIGROUP INC                  COM             172967101      $283     5,860 SH            Sole        None           5,860
COMCAST CORP NEW               CL A            20030N101    $1,875    57,272 SH            Sole        None          57,272
COMCAST CORP NEW               CL A SPL        20030N200      $379    11,548 SH            Sole        None          11,548
CONOCOPHILLIPS                 COM             20825C104      $301     4,591 SH            Sole        None           4,591
CVS CORP                       COM             126650100      $249     8,106 SH            Sole        None           8,106
DEVON ENERGY CORPORATION NEW   COM             25179M103      $249     4,120 SH            Sole        None           4,120
EPIX PHARMACEUTICALS INC       COM             26881Q101      $139    32,000 SH            Sole        None          32,000
EXELON CORP                    COM             30161N101      $224     3,950 SH            Sole        None           3,950
EXXON MOBIL CORP               COM             30231G102   $11,053   180,155 SH            Sole        None         180,155
FIRST DATA CORP                COM             319963104      $221     4,910 SH            Sole        None           4,910
FISHER SCIENTIFIC INTL INC     COM NEW         338032204      $238     3,260 SH            Sole        None           3,260
GENERAL ELECTRIC CO            COM             369604103    $4,144   125,734 SH            Sole        None         125,734
IMCLONE SYS INC                COM             45245W109      $386    10,000 SH            Sole        None          10,000
JP MORGAN CHASE & CO           COM             46625H100    $5,715   136,083 SH            Sole        None         136,083
MAXIM INTEGRATED PRODS INC     COM             57772K101      $685    21,328 SH            Sole        None          21,328
MERRILL LYNCH & CO INC         COM             590188108      $764    10,979 SH            Sole        None          10,979
MOHAWK INDS INC                COM             608190104      $236     3,360 SH            Sole        None           3,360
MORGAN STANLEY                 COM NEW         617446448      $260     4,120 SH            Sole        None           4,120
NORTEL NETWORKS CORP NEW       COM             656568102       $45    19,979 SH            Sole        None          19,979
O REILLY AUTOMOTIVE INC        COM             686091109      $206     6,610 SH            Sole        None           6,610
ORACLE CORP                    COM             68389X105    $1,203    82,991 SH            Sole        None          82,991
PENNEY J C INC                 COM             708160106      $445     6,594 SH            Sole        None           6,594
PITNEY BOWES INC               COM             724479100      $221     5,340 SH            Sole        None           5,340
SPRINT NEXTEL CORP             COM FON         852061100      $269    13,462 SH            Sole        None          13,462
SUN MICROSYSTEMS INC           COM             866810104      $136    32,770 SH            Sole        None          32,770
SYMANTEC CORP                  COM             871503108      $234    15,054 SH            Sole        None          15,054
TIME WARNER INC                COM             887317105      $299    17,270 SH            Sole        None          17,270
UNITED TECHNOLOGIES CORP       COM             913017109      $225     3,540 SH            Sole        None           3,540
VODAFONE GROUP PLC NEW         SPONSORED ADR   92857W100      $213    10,019 SH            Sole        None          10,019
WASHINGTON MUT INC             COM             939322103      $274     6,010 SH            Sole        None           6,010
WELLS FARGO & CO NEW           COM             949746101   $10,388   154,855 SH            Sole        None         154,855
XEROX CORP                     COM             984121103      $184    13,250 SH            Sole        None          13,250

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